Shareholders equity - Share options (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating costs
Shareholders Equity
Equity-settled share based payments	€ 1,860,000	€ 1,921,000
General and administrative costs
Shareholders Equity
Equity-settled share based payments	1,644,000	1,537,000
Research and development costs
Shareholders Equity
Equity-settled share based payments	€ 216,000	€ 384,000